Fair value of assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Fair value of assets and liabilities [abstract]
Summary of valuation adjustment
Valuation adjustment on financial assets and liabilities
as at 31 December	2020	2019
Bid/Offer	-121	-140
Model Risk	-25	-214
CVA	-238	-223
DVA	-124	-118
CollVA	-16	-23
FVA	-111	-76
Total Valuation Adjustments	-634	-794

Methods applied in determining fair values of financial assets and liabilities
Methods applied in determining fair values of financial assets and liabilities (carried at fair value)
	Level 1		Level 2		Level 3		Total
	2020	2019	2020	2019	2020	2019	2020	2019
Financial Assets
Financial assets at fair value through profit or loss
- Equity securities	7,897	8,508	2	2	138	148	8,037	8,657
- Debt securities	3,378	4,963	4,867	3,441	1,269	919	9,514	9,323
- Derivatives	1		30,623	23,797	197	154	30,821	23,951
- Loans and receivables		-0	53,733	52,668	1,265	1,588	54,998	54,256
	11,276	13,471	89,225	79,909	2,870	2,807	103,370	96,187
Financial assets at fair value through other comprehensive income
- Equity securities	1,687	2,024			176	281	1,862	2,306
- Debt securities	31,592	30,141	1,385	343			32,977	30,483
- Loans and receivables					1,056	1,680	1,056	1,680
	33,279	32,165	1,385	343	1,231	1,961	35,895	34,468
Financial liabilities
Financial liabilities at fair value through profit or loss
– Debt securities	1,124	1,081	5,231	7,034	180	184	6,534	8,299
– Deposits	1		48,111	44,707	2		48,114	44,707
– Trading securities	699	1,388	70	7	0	-0	768	1,395
– Derivatives	55	58	27,094	23,176	217	305	27,365	23,540
	1,879	2,527	80,505	74,924	398	490	82,781	77,942

Valuation techniques and range of unobservable inputs
Valuation techniques and range of unobservable inputs (Level 3)
	Assets		Liabilities		Valuation techniques	Significant unobservable inputs	Lower range		Upper range
	2020	2019	2020	2019			2020	2019	2020	2019
At fair value through profit or loss
Debt securities	1,269	919			Price based	Price (%)	0%	0%	107%	121%
Equity securities	137	146	1	1	Price based	Price	0	0	5,475	5,475
Loans and advances	1,090	1,577	2		Price based	Price (%)	0%	0%	101%	104%
					Present value techniques	Credit spread (bps)	0	1	250	250
(Reverse) repo's	176	3		1	Present value techniques	Interest rate (%)	3%	4%	4%	4%
Structured notes			180	184	Price based	Price (%)	74%	83%	109%	124%
					Option pricing model	Equity volatility (%)	14%	13%	25%	20%
						Equity/Equity correlation	0.6	0.6	0.9	0.8
						Equity/FX correlation	-0.7	-0.5	0.3	0.3
						Dividend yield (%)	0%	2%	5%	4%
Derivatives
– Rates	2	13	38	68	Option pricing model	Interest rate volatility (bps)	12	17	70	137
					Present value techniques	Reset spread (%)	2%	2%	2%	2%
– FX		1			Option pricing model	FX volatility (bps)	6	5	10	8
– Credit	168	102	154	183	Present value techniques	Credit spread (bps)	2	2	1,403	11,054
						Jump rate (%)	n/a	12%	n/a	12%
					Price based	Price (%)	99%	n/a	107%	n/a
– Equity	24	42	20	50	Option pricing model	Equity volatility (%)	5%	4%	64%	84%
						Equity/Equity correlation	0.5	n/a	0.9	n/a
						Equity/FX correlation	-0.6	-0.6	0.1	0.6
						Dividend yield (%)	0%	0%	34%	13%
					Price based	Price (%)	3%	n/a	3%	n/a
– Other	3	3	3	3	Option pricing model	Commodity volatility (%)	18%	11%	55%	53%
						Com/Com correlation	n/a	0.3	n/a	0.9
						Com/FX correlation	-0.5	-0.5	-0.3	-0.3
At fair value through other comprehensive income
– Loans and advances	1,056	1,680			Present value techniques	Prepayment rate (%)	9%	6%	9%	6%
					Price based	Price (%)	99%	n/a	99%	n/a
– Equity	176	282			Present value techniques	Credit spread (bps)	2	n/a	2	n/a
						Interest rate (%)	3%	3%	3%	3%
					Price based	Price	n/a	1	n/a	187
						Other	63	n/a	80	n/a
Total	4,101	4,768	398	490

Changes in level 3 financial assets
Changes in Level 3 Financial assets
	Trading assets		Non-tradingderivatives		Financial assets mandatorily at FVPL		Financial assetsdesignated at FVPL		Financial assetsat FVOCI		Total

	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
Opening balance	174	494	8	27	1,381	1,042	1,244	1,075	1,961	2,749	4,768	5,387
Realised gain/loss recognised in the statement of profit or loss during the period [1]	–61	40	–1	–21	–104	–63	–198	–6	–19	–15	–383	–66
Revaluation recognised in other comprehensive income during the period [2]									–46	155	–46	155
Purchase of assets	453	28	3	0	1,180	1,494	212	360	39	11	1,887	1,893
Sale of assets	–73	–53	–8	–3	–973	–832	–270	–212	–419	–680	–1,743	–1,780
Maturity/settlement	–39	–11	–1		–83	–461	–57	–35	–175	–212	–354	–719
Reclassifications		–279			330	279			-105	3	224	4
Transfers into Level 3	517	26		4	6	9	1	63	–1		523	103
Transfers out of Level 3	–90	–72	0		–528	–88	–138			–53	–755	–214
Exchange rate differences		1			-24	–1			–4	1	–27	1
Changes in the composition of the group and other changes					5	2			1	1	6	3
Closing balance	882	174	1	8	1,191	1,381	796	1,244	1,231	1,961	4,101	4,768

1 Net gains/losses were recorded as ‘Valuation results and net trading income’ in the statement of profit or loss. The total amounts includes EUR 312 million (2019: EUR 43 million) of unrealised gains and losses recognised in the statement of profit or loss.

2 Revaluation recognised in other comprehensive income is included on the line ‘Net change in fair value of debt instruments at fair value through other comprehensive income’.

Changes in level 3 financial liabilities
Changes in Level 3 Financial liabilities
					Financial liabilities designated as at fair value through profit or loss
	Trading liabilities		Non-trading derivatives				Total
	2020	2019	2020	2019	2020	2019	2020	2019
Opening balance	195	122	110	80	184	708	490	910
Realised gain/loss recognised in the statement of profit or loss during the period[1]	-2	102	20	-16	-22	32	-4	118
Additions	55	72	19	46	662	35	736	154
Redemptions	-116	-30	-45	-0	-90	-10	-250	-40
Maturity/settlement	-11	-32	-52		-83	-479	-146	-511
Transfers into Level 3	170	13	8		267	49	445	62
Transfers out of Level 3	-111	-52	-23		-738	-150	-873	-202
Closing balance	180	195	39	110	180	184	398	490

1 Net gains/losses were recorded as ‘Valuation results and net trading income’ in the statement of profit or loss. The total amount includes EUR -4 million (2019: EUR 115 million) of unrealised gains and losses recognised in the statement of profit or loss.

Sensitivity analysis of level 3 instruments
Sensitivity analysis of Level 3 instruments
	Positive fair valuemovements from using reasonable possible alternatives		Negative fair valuemovements from using reasonable possible alternatives
	2020	2019	2020	2019

Equity (equity derivatives, structured notes)	33	35	-14
Interest rates (Rates derivatives, FX derivatives)	20	40	-1
Credit (Debt securities, Loans, structured notes, credit derivatives)	43	10	-27
	96	85	-42

Fair value of assets and liabilities at amortised cost
Methods applied in determining fair values of financial assets and liabilities (carried at amortised cost)
	Carrying Amount		Carrying amount approximates fair value		Level 1		Level 2		Level 3		Total fair value
	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
Financial Assets
Loans and advances to banks	25,364	35,136	2,165	2,367	0	728	7,763	11,469	15,611	20,570	25,539	35,133
Loans and advances to customers	593,970	608,029	17,486	20,343	0	165	14,595	12,622	576,659	588,063	608,740	621,194
Securities at amortised cost	50,587	46,108	0	–0	49,109	43,784	2,550	2,304	622	840	52,281	46,928
	669,921	689,273	19,651	22,710	49,109	44,677	24,908	26,395	592,892	609,473	686,560	703,255

Financial liabilities
Deposits from banks	78,098	34,826	3,918	4,596		0	68,473	23,900	6,014	6,589	78,405	35,086
Customer deposits[1]	609,517	574,355	580,262	530,626		0	14,007	19,802	15,704	24,626	609,972	575,055
Debt securities in issue	82,065	118,528	–0		51,906	57,563	24,005	42,638	6,449	18,642	82,360	118,844
Subordinated loans	15,805	16,588	–0	–0	15,013	14,552	1,161	2,701			16,174	17,253
	785,484	744,297	584,180	535,222	66,919	72,116	107,645	89,042	28,167	49,858	786,911	746,239